UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		6 Months Ended		8 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Revenues:
Service revenues	$ 725,648	$ 840,611	$ 1,541,664	$ 1,625,896
Consulting revenues (related party)	0	100,000	0	200,000
Operating expenses
General and administrative expenses	(1,889,175)	(550,224)	(2,462,714)	(1,059,126)	$ (238)
Total revenues	725,648	940,611	1,541,664	1,825,896
Total operating expenses	(2,021,751)	(700,385)	(2,723,024)	(1,340,638)	238
Net loss	(3,866,169)	(172,819)	(4,163,376)	(339,908)	$ (238)
Basic and Diluted net loss per common share-Class B					$ (2.38)
Weighted average number of Class B common shares outstanding - Basic and Diluted					100
Cost of revenues:
Cost of revenues	402,930	411,139	813,580	821,288
Total cost of revenues	402,930	411,139	813,580	821,288
Gross profit	322,718	529,472	728,084	1,004,608
Selling and marketing	110,085	143,735	231,512	256,594
General and administrative	1,889,175	550,224	2,462,714	1,059,126	$ 238
Research and development	22,491	6,426	28,798	24,918
Total operating expenses	2,021,751	700,385	2,723,024	1,340,638	$ (238)
(Loss) from operations	(1,699,033)	(170,913)	(1,994,940)	(336,030)
Change in fair value of warrants	1,540,424	0	(1,540,424)	0
Change in fair value of crypto assets	182,665	0	182,665	0
Change in fair value of convertible debt	260,630	0	260,630	0
Financing cost	473,500	0	473,500	0
Staking rewards	6,548	0	6,548	0
Interest and other expense	(43,435)	(1,906)	(44,735)	(3,878)
Total other income (expense)	(2,128,776)	(1,906)	(2,130,076)	(3,878)
(Loss) before provision for income taxes	(3,827,809)	(172,819)	(4,125,016)	(339,908)
Provision for income taxes	38,360	0	38,360	0
Basic and diluted net income per share-Class B Common Stock*	$ (2,653,308)	$ (103,059)	$ (2,693,397)	$ (202,702)
Class A [Member]
Operating expenses
Basic and Diluted net loss per common share-Class B		$ (60,502)	$ (1,274,499)	$ (118,997)
Weighted average number of Class B common shares outstanding - Basic and Diluted	1,000,000	1,000,000	1,000,000	1,000,000
Cost of revenues:
Basic and diluted net income per share-Preferred Stock-Series A*	$ (1,051,573)	$ (9,258)	$ (195,026)	$ (18,209)
Weighted average shares outstanding-Preferred Stock-Series B*	$ 2,328		$ 2,328
Basic and diluted net income per share-Preferred Stock-Series B*	$ (375)	0	$ (454)	0
Class B [Member]
Cost of revenues:
Weighted average shares outstanding-Class A Common Stock*	$ 6,535,014	$ 6,535,014	$ 6,535,014	$ 6,535,014
Weighted average shares outstanding-Class B Common Stock*	16,489,015	11,131,864	13,810,439	11,131,864